Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) Plan shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan	2
Liability for share-based compensation - current	$ 6,190			$ 9,237
Share-based compensation	7,216	$ 13,970
Share-based compensation, unrecognized	$ 56,516
Preferred stock, shares authorized | shares	233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	166,666
Redemption of Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (Decrease) in Deferred Liabilities	$ 3,707
Fair Value Loss [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (Decrease) in Deferred Liabilities	660
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares			10,580,754
Conversion of liability award to equity	6,276
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation	$ 7,216	$ 13,970
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award Vesting Period			1 year
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			0.00%
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			200.00%
Award Vesting Period			3 years